CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income	$ 659,571	$ 652,800	$ 620,000
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation of property and equipment	9,178	8,545	7,861
Amortization of premium and accretion of discount on marketable securities, net and revaluation of short-term bank deposits	33,021	22,389	33,784
Realized gain on sale of marketable securities, net	(288)	(2,311)	(1,436)
Amortization of intangible assets	2,106	3,020	7,028
Stock-based compensation	63,169	51,112	45,287
Deferred income tax expense (benefit)	(12,292)	28	(1,453)
Excess tax benefit from stock-based compensation	(11,669)	(35,345)	(11,128)
Accrued severance pay, net	(407)	158	57
Decrease (increase) in trade receivables	12,948	(5,893)	(16,337)
Decrease (increase) in prepaid expenses and other current assets and other assets	(8,613)	(816)	4,592
Increase in trade payables	1,879	1,287	5,445
Increase in employees and payroll accruals	2,698	22,404	958
Increase (decrease) in accrued expenses and other liabilities	(77,809)	11,975	117,371
Increase in deferred revenues	112,390	81,933	37,512
Net cash provided by operating activities	785,882	811,286	849,541
Cash flows from investing activities:
Proceeds from maturity of marketable securities	1,233,866	1,110,176	991,578
Proceeds from sale of marketable securities	75,910	21,716	242,074
Proceeds from short-term bank deposits		248,571
Investment in marketable securities	(1,535,800)	(1,916,832)	(1,589,115)
Investment in short-term bank deposits	(7,343)		(10,602)
Purchase of property and equipment	(12,736)	(9,563)	(8,195)
Net cash used in investing activities	(246,103)	(545,932)	(374,260)
Cash flows from financing activities:
Proceeds from issuance of treasury shares upon exercise of options and vesting of restricted stock units	70,266	67,127	61,011
Purchase of treasury shares at cost	(768,176)	(534,196)	(466,164)
Excess tax benefit from stock-based compensation	11,669	35,345	11,128
Net cash used in financing activities	(686,241)	(431,724)	(394,025)
Increase (decrease) in cash and cash equivalents	(146,462)	(166,370)	81,256
Cash and cash equivalents at the beginning of the year	408,432	574,802	493,546
Cash and cash equivalents at the end of the year	261,970	408,432	574,802
Supplemental disclosure of cash flow information:
Cash paid during the year for taxes on income	239,245	173,234	85,897
Supplemental disclosure of non-cash financing activities:
Accrued liability with respect to treasury shares		$ 3,633